Marketable Securities (Details) kr in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019 DKK (kr) item	Dec. 31, 2018 DKK (kr)	Jun. 30, 2019 DKK (kr)	Dec. 31, 2018 DKK (kr)
Marketable Securities
Cost at the beginning of the period	kr 8,460,999
Cost at the end of the period	8,977,313	kr 8,460,999
Net book value at the end of the period	kr 8,460,999	8,460,999	kr 8,977,313	kr 8,460,999
Number of external investment managers | item	2
Marketable Securities
Marketable Securities
Fair value adjustment at the beginning of the period	kr 79,230	(119,551)
Fair value adjustment for the period	37,539	198,781
Fair value adjustment at the end of the period	kr 116,769	kr 79,230
Net book value in percentage of cost			101.90%	101.40%
Average effective duration	11 months 12 days	1 year 4 months 21 days
Foreign exchange adjustments	kr 9,000
Marketable Securities | Triple A-rating
Marketable Securities
Percentage of marketable securities			90.00%	90.00%
Cost | Marketable Securities
Marketable Securities
Cost at the beginning of the period	5,493,957	kr 4,194,743
Additions for the period	2,215,031	3,521,212
Disposals and maturities for the period	(1,457,667)	(2,221,998)
Cost at the end of the period	6,251,321	5,493,957
Net book value at the end of the period	5,493,957	4,194,743	kr 6,251,321	kr 5,493,957
Net Book value | Marketable Securities
Marketable Securities
Cost at the beginning of the period	5,573,187
Cost at the end of the period	6,368,090	5,573,187
Net book value at the end of the period	kr 5,573,187	kr 5,573,187	kr 6,368,090	kr 5,573,187